Note 5. Commitments and Contingencies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Due to Officers or Stockholders, Current	$ 264,000		$ 264,000				$ 255,800
Operating Leases, Rent Expense, Net	29,300	$ 35,500	58,500	$ 64,700
Deerpoint Development Co., Ltd
Operating Leases, Rent Expense, Minimum Rentals						$ 40,800
Operating Leases, Rent Expense, Net			20,400	23,000			43,400	$ 40,800
A-C Valley Industrial Park
Operating Leases, Rent Expense, Net	3,000	3,000	6,000	6,000			12,000	12,000
D&B Colon Leasing, LLC
Operating Leases, Rent Expense, Net	0	3,600	0	3,600
Caterpillar Financial
Operating Leases, Rent Expense, Minimum Rentals					$ 28,400	37,900
Operating Leases, Rent Expense, Net	18,930	9,465	18,930	9,465
Timothy R. Kasmoch
Officers' Compensation						150,000	150,000
Operating Leases, Rent Expense, Net	$ 6,600	$ 6,600	$ 13,200	$ 13,200			26,400	$ 19,800
Robert W. Bohmer
Officers' Compensation						57,200	57,200
James K. McHugh
Officers' Compensation						$ 125,000	$ 125,000